Variable Interest Entities and Other Consolidation Matters (Details) - Schedule of condensed balance sheet - VIE [Member] - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	$ 433,430	$ 764,492
Short-term investment	1,180,772
Accounts receivables	6,566	14,875
Accounts receivables – related parties	529,407	1,518,264
Loans receivable from related parties, current portion	9,673,893	2,999,261
Other current assets	3,461,881	1,178,041
Property, plant and equipment, intangible assets	391,161	118,313
Operating lease right of use asset	846,200
Loans receivable from related parties	4,136,657	5,308,919
Other non-current assets	558,702	2,349
Total assets of VIE	21,218,669	11,904,514
Accruals and other payables	530,623	302,442
Taxes payable	2,923,130	2,772,447
Operating lease liabilities, net	700,580
Contract liability	195,352
Contract liability – related party	164,804	614,449
Deferred income	1,263,840
Total liabilities of VIE	$ 5,778,329	$ 3,689,338